UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Income Fund of Boston

Eaton Vance

Income Fund of Boston

July 31, 2014 (Unaudited)

Eaton Vance Income Fund of Boston (the Fund), a diversified series of Eaton Vance Series Trust II, invests substantially all of its assets in Boston Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2014, the value of the Fund’s investment in the Portfolio was $4,669,248,239 and the Fund owned 90.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Boston Income Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 85.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.1%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$6,870	$7,041,750
GenCorp, Inc., 7.125%, 3/15/21	8,485	9,100,162
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	12,625,875
TransDigm, Inc., 6.00%, 7/15/22(1)	15,200	15,295,000
TransDigm, Inc., 6.50%, 7/15/24(1)	12,120	12,256,350
TransDigm, Inc., 7.50%, 7/15/21	2,415	2,650,463

		$58,969,600

Automotive & Auto Parts — 2.3%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,333,200
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	11,100	11,877,000
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	34,910	38,488,275
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,213,296
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,782,225
General Motors Financial Co., Inc., 4.25%, 5/15/23	2,565	2,529,731
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,052,750
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,390,700
Navistar International Corp., 8.25%, 11/1/21	20,620	21,367,475
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	28,300	29,856,500

		$121,891,152

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$13,955	$14,966,737

		$14,966,737

Broadcasting — 1.4%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,734,300
AMC Networks, Inc., 7.75%, 7/15/21	12,520	13,772,000
Clear Channel Communications, Inc., 11.25%, 3/1/21	10,550	11,644,562
Crown Media Holdings, Inc., 10.50%, 7/15/19	5,400	6,021,000
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,569,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	14,970	15,082,275
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	12,826,500

		$72,650,262

Building Materials — 1.9%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$2,335	$2,445,913
HD Supply, Inc., 7.50%, 7/15/20	12,160	12,828,800
HD Supply, Inc., 8.125%, 4/15/19	4,110	4,459,350
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	14,186,700
Interface, Inc., 7.625%, 12/1/18	2,839	2,988,047
Interline Brands, Inc., 10.00%, 11/15/18(2)	17,150	18,179,000
Nortek, Inc., 8.50%, 4/15/21	6,240	6,801,600
Nortek, Inc., 10.00%, 12/1/18	8,590	9,148,350
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,203,500
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,773,600
USG Corp., 5.875%, 11/1/21(1)	7,265	7,492,031

		$97,506,891

Cable/Satellite TV — 5.2%
Altice SA, 7.75%, 5/15/22(1)	$27,580	$28,269,500
Cablevision Systems Corp., 5.875%, 9/15/22	10,000	9,887,500
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	8,913,256

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	$12,245	$12,046,019
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	10,385	10,333,075
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,773,938
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	10,850	11,338,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	13,776,250
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	940	1,004,625
CSC Holdings, LLC, 5.25%, 6/1/24(1)	6,025	5,784,000
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	12,608,269
DISH DBS Corp., 5.875%, 7/15/22	18,270	19,137,825
DISH DBS Corp., 6.75%, 6/1/21	29,805	32,860,012
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	2,948,112
Numericable Group SA, 4.875%, 5/15/19(1)	17,095	17,201,844
Numericable Group SA, 6.00%, 5/15/22(1)	18,430	18,453,037
Numericable Group SA, 6.25%, 5/15/24(1)	6,485	6,525,531
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,478,450
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	11,957,300
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,556,250
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	5,935	6,261,425
VTR Finance BV, 6.875%, 1/15/24(1)	8,330	8,652,787

		$269,767,255

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$11,225	$11,814,312
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	7,842,125
Harbinger Group, Inc., 7.875%, 7/15/19	11,060	12,055,400
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	3,610	3,889,775
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	2,685	2,906,513

		$38,508,125

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$14,675	$15,665,562
Celanese US Holdings, LLC, 5.875%, 6/15/21	3,350	3,643,125
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,863,721
Chemtura Corp., 5.75%, 7/15/21	3,705	3,779,100
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	21,149,381
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,609,094
Polymer Group, Inc., 7.75%, 2/1/19	5,841	6,162,255
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,475,594
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	20,254,325

		$93,602,157

Consumer Products — 1.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$30,560	$31,209,400
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	16,978,100
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,436,875
Spectrum Brands, Inc., 6.625%, 11/15/22	9,095	9,686,175
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,388,800
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,336,969

		$73,036,319

Containers — 2.6%
Ardagh Finance Holdings SA, 8.625%, 6/15/19(1)(2)	$3,460	$3,503,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3.232%, 12/15/19(1)(4)	5,475	5,379,187
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.00%, 6/30/21(1)	3,315	3,174,113
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,055,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,790,927
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	3,815	3,786,388
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	5,545	5,475,687

Security	Principal Amount (000’s omitted)	Value
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	$11,485	$12,073,606
BWAY Holding Co., 10.00%, 6/15/18	1,855	1,950,069
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,198,862
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,408,400
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,370,469
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	34,115	36,929,487
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,116,175
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	6,570	6,487,875

		$132,699,495

Diversified Financial Services — 4.1%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$5,350	$5,657,625
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,411,400
Ally Financial, Inc., 6.25%, 12/1/17	13,360	14,529,000
Ally Financial, Inc., 8.00%, 11/1/31	9,320	11,673,300
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	12,715	13,080,490
CIT Group, Inc., 5.25%, 3/15/18	12,025	12,716,437
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,356,281
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,134,681
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	5,979,975
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	7,845	7,825,388
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,135	7,473,913
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,719,825
International Lease Finance Corp., 8.625%, 9/15/15	8,255	8,801,894
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,220,200
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,082,281
Navient, LLC, 5.50%, 1/15/19	23,270	24,142,625
Navient, LLC, 6.125%, 3/25/24	8,320	8,143,200
Navient, LLC, 7.25%, 1/25/22	4,420	4,850,950
Navient, LLC, 8.00%, 3/25/20	10,785	12,214,013
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,672,225

		$211,685,703

Diversified Media — 1.3%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,378,750
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,454,275
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,105,250
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	13,912,937
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,549,000
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,743,250
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,710,663
Southern Graphics, Inc., 8.375%, 10/15/20(1)	10,365	10,986,900
WMG Acquisition Corp., 5.625%, 4/15/22(1)	1,475	1,467,625

		$65,308,650

Energy — 12.9%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	$4,305	$4,159,706
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.375%, 11/1/21(1)	6,150	5,942,438
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	4,795	5,070,713
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	23,988,625
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,750,775
Antero Resources Finance Corp., 5.375%, 11/1/21	13,010	13,221,412
Antero Resources Finance Corp., 6.00%, 12/1/20	2,115	2,215,463
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)	5,990	6,019,950
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	2,800	2,660,000
Berry Petroleum Co., 6.375%, 9/15/22	12,555	12,868,875
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	10,491,800
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	3,031,600
Chesapeake Energy Corp., 3.484%, 4/15/19(4)	10,910	10,950,913
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,794,250
Chesapeake Energy Corp., 7.25%, 12/15/18	14,795	16,829,312

Security	Principal Amount (000’s omitted)	Value
Concho Resources, Inc., 5.50%, 4/1/23	$25,920	$26,956,800
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,061,100
Concho Resources, Inc., 7.00%, 1/15/21	5,535	5,950,125
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	10,720,200
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	20,080	20,883,200
Denbury Resources, Inc., 5.50%, 5/1/22	4,790	4,712,163
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	17,395	18,569,162
Energy Transfer Equity, LP, 5.875%, 1/15/24(1)	7,880	8,077,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	18,495	19,465,987
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,511,400
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	13,545	15,068,812
EPL Oil & Gas, Inc., 8.25%, 2/15/18	6,255	6,567,750
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,933,575
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,735,250
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	15,040	15,322,000
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	2,285	2,410,675
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	22,722,565
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	14,309,460
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	9,706,125
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,336,850
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	4,255	4,143,306
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,984,788
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,583,725
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	12,145	13,207,688
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	15,872,062
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	5,560	5,810,200
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	9,180,300
Plains Exploration & Production Co., 6.875%, 2/15/23	5,209	6,055,463
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,481,288
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,622,500
Range Resources Corp., 5.00%, 8/15/22	4,700	4,841,000
Range Resources Corp., 6.75%, 8/1/20	5,485	5,841,525
Rice Energy, Inc., 6.25%, 5/1/22(1)	17,225	17,138,875
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,132,750
Rosetta Resources, Inc., 5.875%, 6/1/22	13,460	13,762,850
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	20,280,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	11,975	12,214,500
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	7,650	7,803,000
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)	23,970	24,359,512
Sabine Pass LNG, LP, 6.50%, 11/1/20	12,645	13,340,475
Samson Investment Co., 10.75% to 8/19/14, 2/15/20(1)(5)	14,575	14,830,062
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,412,850
SESI, LLC, 6.375%, 5/1/19	11,995	12,654,725
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	19,800	21,532,500
Seventy Seven Energy, Inc., 6.50%, 7/15/22(1)	3,605	3,641,050
Seventy Seven Operating, LLC, 6.625%, 11/15/19	3,875	4,088,125
SM Energy Co., 6.50%, 1/1/23	8,890	9,578,975
Tesoro Corp., 5.375%, 10/1/22	11,035	11,145,350
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	6,600	6,624,750
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	2,715	2,830,388
WPX Energy, Inc., 5.25%, 1/15/17	2,770	2,922,350
WPX Energy, Inc., 6.00%, 1/15/22	4,615	4,845,750

		$671,778,713

Entertainment/Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,551,200
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,604,563
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,576,000

		$13,731,763

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$6,410	$6,858,700
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,865,000
Covanta Holding Corp., 5.875%, 3/1/24	7,990	8,029,950
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,532,775
Darling Ingredients, Inc., 5.375%, 1/15/22(1)	6,490	6,692,812

		$34,979,237

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$9,974	$9,059,424
Constellation Brands, Inc., 4.25%, 5/1/23	14,745	14,486,962
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,924,938
Cott Beverages, Inc., 5.375%, 7/1/22(1)	12,815	12,670,831
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	5,815	6,265,662
Post Holdings, Inc., 6.00%, 12/15/22(1)	6,205	6,150,706
Post Holdings, Inc., 6.75%, 12/1/21(1)	6,695	6,971,169
Post Holdings, Inc., 7.375%, 2/15/22	2,080	2,199,600

		$60,729,292

Gaming — 3.1%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$612	$640,330
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	11,355	4,769,100
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	8,265	7,273,200
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	6,140	5,142,250
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	16,875	17,212,500
MGM Resorts International, 7.75%, 3/15/22	24,755	28,468,250
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	12,380	13,908,432
Penn National Gaming, Inc., 5.875%, 11/1/21	6,540	6,131,250
Station Casinos, LLC, 7.50%, 3/1/21	13,965	14,837,812
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	35,410	39,039,525
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	5,862,100
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	5,173	1,594,331
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,289,325
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	9,535	9,558,838

		$160,727,243

Health Care — 10.8%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$8,888	$9,354,620
Alere, Inc., 6.50%, 6/15/20	5,330	5,476,575
Alere, Inc., 8.625%, 10/1/18	7,215	7,548,694
Amsurg Corp., 5.625%, 11/30/20	10,540	10,777,150
Amsurg Corp., 5.625%, 7/15/22(1)	9,090	9,169,538
Biomet, Inc., 6.50%, 8/1/20	21,970	23,752,865
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,830,578
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,048,650
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	18,175	18,674,812
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,649,688
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	22,990	23,507,275
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	20,626,737
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	4,473	4,735,789
Endo Finance, LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	1,280	1,360,000
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,821,250
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,833,213
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	3,924,525
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	6,580	6,621,125
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	19,959,170
HCA, Inc., 6.50%, 2/15/20	12,235	13,320,856
HCA, Inc., 7.50%, 2/15/22	10,400	11,804,000
Hologic, Inc., 6.25%, 8/1/20	27,285	28,581,037
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,071,713
INC Research, LLC, 11.50%, 7/15/19(1)	15,760	17,730,000

Security	Principal Amount (000’s omitted)	Value
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	$4,050	$4,131,000
Jaguar Holding Co. II/Jaguar Merger Sub Inc., 9.875%, 1/15/19(1)	9,248	10,195,920
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	20,829,150
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	40,365	41,475,037
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	11,440	11,883,300
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	25,915,225
ResCare, Inc., 10.75%, 1/15/19	9,675	10,497,375
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	12,640	13,240,400
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,368,900
Teleflex, Inc., 5.25%, 6/15/24(1)	4,200	4,273,500
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,045,313
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	4,470	4,414,125
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,162,138
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	34,294,400
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,237,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	24,390	25,274,137
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	8,648,325
VWR Funding, Inc., 7.25%, 9/15/17	7,580	8,034,800
WellCare Health Plans, Inc., 5.75%, 11/15/20	17,130	17,558,250

		$559,658,905

Homebuilders/Real Estate — 0.3%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,267,137
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	4,610	4,857,788

		$15,124,925

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$16,325	$17,131,047
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	6,005	6,365,300

		$23,496,347

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$10,226,925
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	9,155	9,086,338
USI, Inc., 7.75%, 1/15/21(1)	18,795	18,748,012

		$38,061,275

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$10,935	$11,200,174
NCL Corp., Ltd., 5.00%, 2/15/18	5,080	5,207,000
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,408,963
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	4,982,650
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,218,950
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	16,385	18,064,462

		$59,082,199

Metals/Mining — 2.2%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$3,000	$2,775,000
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	16,365	16,620,703
Eldorado Gold Corp., 6.125%, 12/15/20(1)	20,705	21,274,387
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	5,160	5,289,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	5,160	5,340,600
IAMGOLD Corp., 6.75%, 10/1/20(1)	12,390	11,460,750
Imperial Metals Corp., 7.00%, 3/15/19(1)	5,325	5,504,719
KGHM International, Ltd., 7.75%, 6/15/19(1)	13,250	14,210,625
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	9,015,188
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,568,881
Novelis, Inc., 8.375%, 12/15/17	4,800	5,052,000
SunCoke Energy, Inc., 7.625%, 8/1/19	1,753	1,859,495
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	5,985	6,344,100
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,080,600

		$112,396,048

Security	Principal Amount (000’s omitted)	Value
Paper — 0.6%
Domtar Corp., 10.75%, 6/1/17	$8,205	$10,133,388
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	9,190	9,086,613
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	9,660	9,841,125

		$29,061,126

Publishing/Printing — 0.7%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$18,560	$20,833,600
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	13,210	12,863,237
RR Donnelley & Sons Co., 6.00%, 4/1/24	2,545	2,525,913

		$36,222,750

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,185	$4,341,938
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,497,800

		$9,839,738

Restaurants — 0.4%
NPC International, Inc., 10.50%, 1/15/20	$20,715	$23,097,225

		$23,097,225

Services — 6.0%
ADT Corp. (The), 6.25%, 10/15/21	$5,330	$5,529,875
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	10,175	10,175,000
Audatex North America, Inc., 6.00%, 6/15/21(1)	7,815	8,225,287
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.977%, 12/1/17(4)	4,750	4,738,125
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	22,500,862
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	4,425	4,613,063
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	9,910	10,083,425
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	22,925	24,501,094
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,728,256
Hertz Corp. (The), 6.25%, 10/15/22	6,325	6,578,000
Hertz Corp. (The), 7.50%, 10/15/18	9,637	10,046,572
Laureate Education, Inc., 9.25%, 9/1/19(1)	88,220	88,661,100
Modular Space Corp., 10.25%, 1/31/19(1)	2,795	2,885,838
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,310,019
ServiceMaster Co. (The), 7.00%, 8/15/20	6,689	6,872,948
ServiceMaster Co. (The), 8.00%, 2/15/20	9,828	10,442,250
TMS International Corp., 7.625%, 10/15/21(1)	10,450	11,155,375
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	13,085	13,575,687
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	16,720	17,430,600
United Rentals North America, Inc., 6.125%, 6/15/23	5,640	5,862,075
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	19,696,700
United Rentals North America, Inc., 7.625%, 4/15/22	12,935	14,196,162
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,862,000
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,675	1,762,938

		$312,433,251

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,459,750
ArcelorMittal, 6.75%, 2/25/22	3,775	4,105,313

		$10,565,063

Super Retail — 5.8%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$12,891,825
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	2,462	2,514,342
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	19,505	19,797,575
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,318,824
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	25,376,325
L Brands, Inc., 6.625%, 4/1/21	21,680	24,281,600

Security	Principal Amount (000’s omitted)	Value
L Brands, Inc., 8.50%, 6/15/19	$12,810	$15,500,100
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	18,605	19,442,225
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	12,709	12,899,635
Michaels Stores, Inc., 5.875%, 12/15/20(1)	13,015	12,826,283
Michaels Stores, Inc., 7.75%, 11/1/18	4,196	4,376,953
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	6,655	7,054,300
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	10,110	10,842,975
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	19,570,687
Pantry, Inc. (The), 8.375%, 8/1/20	8,100	8,687,250
Party City Holdings, Inc., 8.875%, 8/1/20	18,585	20,118,262
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	14,827,188
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	25,810	26,132,625
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,459,000
rue21, Inc., 9.00%, 10/15/21(1)	11,150	8,362,500
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	14,110	14,744,950

		$299,025,424

Technology — 4.9%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$5,685	$5,756,062
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	10,521,600
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	38,277,950
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	12,730,500
Avaya, Inc., 10.50%, 3/1/21(1)	15,686	13,803,669
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	14,460	14,460,000
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	8,900	8,900,000
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,633,700
First Data Corp., 6.75%, 11/1/20(1)	9,464	10,031,840
First Data Corp., 7.375%, 6/15/19(1)	10,635	11,219,925
First Data Corp., 10.625%, 6/15/21	7,039	8,028,859
First Data Corp., 11.25%, 1/15/21	9,513	10,797,255
First Data Corp., 11.75%, 8/15/21	9,484	11,119,404
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,000	8,260,000
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	13,905	13,835,475
Infor US, Inc., 9.375%, 4/1/19	21,375	23,432,344
Lender Processing Services, Inc., 5.75%, 4/15/23	5,245	5,651,488
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,478,975
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,707,725
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	12,465	11,031,525
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	6,906,250

		$252,584,546

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	$16,255	$17,697,631
Digicel Group, Ltd., 7.125%, 4/1/22(1)	6,185	6,293,238
Digicel, Ltd., 6.00%, 4/15/21(1)	14,330	14,616,600
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,446,350
Equinix, Inc., 7.00%, 7/15/21	4,815	5,254,369
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,823,013
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,441,469
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,040,300
Intelsat Luxembourg SA, 7.75%, 6/1/21	23,765	24,388,831
Intelsat Luxembourg SA, 8.125%, 6/1/23	22,125	23,037,656
NII International Telecom SCA, 7.875%, 8/15/19(1)	10,610	8,832,825
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,226,538
SBA Telecommunications, Inc., 5.75%, 7/15/20	9,585	9,992,362
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,847,242
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,630,750
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	19,055,937
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	33,035,125
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,935,375

Security	Principal Amount (000’s omitted)	Value
Sprint Communications, Inc., 9.25%, 4/15/22	$2,000	$2,400,000
Sprint Corp., 7.25%, 9/15/21(1)	18,505	19,777,219
Sprint Corp., 7.875%, 9/15/23(1)	24,990	26,864,250
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,222,775
T-Mobile USA, Inc., 6.625%, 4/1/23	8,800	9,262,000
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,282,475
T-Mobile USA, Inc., 6.731%, 4/28/22	5,245	5,513,806
T-Mobile USA, Inc., 6.836%, 4/28/23	2,620	2,780,475
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	28,415	27,846,700
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	30,620	31,997,900
Windstream Corp., 7.75%, 10/1/21	17,895	19,393,706
Windstream Corp., 8.125%, 9/1/18	2,565	2,677,860

		$380,614,777

Textiles/Apparel — 0.5%
Levi Strauss & Co., 6.875%, 5/1/22	$10,830	$11,696,400
Phillips-Van Heusen Corp., 7.75%, 11/15/23	13,090	16,106,905

		$27,803,305

Transportation Ex Air/Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,603,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	9,430,000

		$12,033,500

Utilities — 0.9%
AES Corp. (The), 5.50%, 3/15/24	$5,440	$5,358,400
Calpine Corp., 5.375%, 1/15/23	10,255	10,037,081
Calpine Corp., 5.75%, 1/15/25	4,560	4,440,300
NRG Energy, Inc., 7.875%, 5/15/21	7,300	7,957,000
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,123,000
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	9,085	8,994,150

		$48,909,931

Total Corporate Bonds & Notes (identified cost $4,286,972,736)		$4,442,548,929

Senior Floating-Rate Interests — 7.7%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/27/20	$3,073	$3,088,477
Gates Global, Inc., Term Loan, 4.25%, Maturing 7/5/21	11,000	10,944,021
Navistar International Corp., Term Loan, 5.75%, Maturing 8/17/17	6,616	6,694,945

		$20,727,443

Chemicals — 0.1%
Polymer Group, Inc., Term Loan, 5.25%, Maturing 12/19/19	$6,965	$6,980,239

		$6,980,239

Consumer Products — 0.2%
Serta Simmons Holdings, LLC, Term Loan, 4.25%, Maturing 10/1/19	$9,392	$9,408,402

		$9,408,402

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$9,300	$9,327,128

		$9,327,128

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,528	$9,353,323

		$9,353,323

Energy — 0.4%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,638,713
Samson Investment Company, Term Loan - Second Lien, 5.00%, Maturing 9/25/18	9,500	9,489,826

		$21,128,539

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,636,500

		$6,636,500

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,589	$4,743,362

		$4,743,362

Health Care — 0.4%
Community Health Systems, Inc., Term Loan, 4.25%, Maturing 1/27/21	$1,965	$1,972,369
National Mentor Holdings, Inc., Term Loan, 4.75%, Maturing 1/27/21	4,988	5,010,358
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	13,938	13,310,409

		$20,293,136

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$8,953	$8,922,327

		$8,922,327

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$9,626	$9,647,680

		$9,647,680

Leisure — 0.2%
Regent Seven Seas Cruises, Inc., Term Loan, 3.75%, Maturing 12/21/18	$8,955	$8,949,403

		$8,949,403

Metals/Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$21,379	$21,343,102

		$21,343,102

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,781	$7,846,634
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	9,516	9,620,265

		$17,466,899

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, Maturing 7/25/22(10)	$7,500	$7,534,372
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	14,600	14,837,250
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	19,846	20,069,193
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,969	3,860,331

		$46,301,146

Super Retail — 1.0%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$8,973	$9,056,617
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	20,349	20,204,868
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	10,000	9,906,250
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	13,796	12,040,241

		$51,207,976

Technology — 0.6%
SkillSoft Corporation, Term Loan - Second Lien, 7.75%, Maturing 4/28/22	$21,800	$21,445,750
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	7,500	7,548,750

		$28,994,500

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 1.2%
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	$25,570	$25,715,738
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	33,400	34,527,250

		$60,242,988

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,404,121
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,937	1,898,765
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	334	327,373
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,671	2,619,958

		$7,250,217

Utilities — 0.5%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$17,456	$17,532,430
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	4,684	4,709,776
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.646%, Maturing 10/10/17	8,652	6,597,069

		$28,839,275

Total Senior Floating-Rate Interests (identified cost $395,241,282)		$397,763,585

Convertible Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.4%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,470	$18,331,950

		$18,331,950

Health Care — 0.1%
Hologic, Inc., 0.00%, 12/15/43	$5,265	$5,811,244

		$5,811,244

Total Convertible Bonds (identified cost $21,193,221)		$24,143,194

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(12)	$10,515	$10,813,032

Total Commercial Mortgage-Backed Securities (identified cost $10,558,772)		$10,813,032

Common Stocks — 0.1%

Security	Shares	Value
Building Materials — 0.1%
Panolam Holdings Co.(6)(7)(13)	6,997	$6,367,060

		$6,367,060

Consumer Products — 0.0%(11)
HF Holdings, Inc.(6)(7)(13)	3,400	$46,070

		$46,070

Security	Shares	Value
Gaming — 0.0%(11)
New Cotai Participation Corp., Class B(6)(7)(13)	36	$1,111,500

		$1,111,500

Utilities — 0.0%(11)
NRG Energy, Inc.	32,564	$1,008,182

		$1,008,182

Total Common Stocks (identified cost $6,448,797)		$8,532,812

Convertible Preferred Stocks — 0.9%

Security	Shares	Value
Energy — 0.3%
Chesapeake Energy Corp., 4.50%	52,348	$4,965,783
Chesapeake Energy Corp., 5.75%(1)	7,965	9,508,219

		$14,474,002

Health Care — 0.6%
Alere, Inc., 3.00%	91,879	$30,641,647

		$30,641,647

Total Convertible Preferred Stocks (identified cost $36,636,016)		$45,115,649

Miscellaneous — 0.3%

Security	Shares	Value
Cable/Satellite TV — 0.0%(11)
Adelphia, Inc., Escrow Certificate(13)	10,260,000	$84,645
Adelphia, Inc., Escrow Certificate(13)	5,085,000	41,951

		$126,596

Energy — 0.0%(11)
SemGroup Corp., Escrow Certificate(13)	10,225,000	$204,500

		$204,500

Gaming — 0.3%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)(13)	8,520	$7,774,500
PGP Investors, LLC, Membership Interests(6)(7)(13)	17,143	6,000,001

		$13,774,501

Utilities — 0.0%(11)
EME Reorganization Trust	9,902,937	$1,342,838

		$1,342,838

Total Miscellaneous (identified cost $7,980,778)		$15,448,435

Warrants — 0.0%(11)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(11)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$696,875

		$696,875

Total Warrants (identified cost $0)		$696,875

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$99,170	$99,170,201

Total Short-Term Investments (identified cost $99,170,201)		$99,170,201

Total Investments — 97.2% (identified cost $4,864,201,803)		$5,044,232,712

Other Assets, Less Liabilities — 2.8%		$143,553,768

Net Assets — 100.0%		$5,187,786,480

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor In Possession

HILT	-	Hilton USA Trust

PIK	-	Payment In Kind

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $2,126,366,038 or 41.0% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(11)	Amount is less than 0.05%.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $203,162.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,881,546,107

Gross unrealized appreciation	$197,351,606
Gross unrealized depreciation	(34,665,001)

Net unrealized appreciation	$162,686,605

Restricted Securities

At July 31, 2014, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12, 5/20/14	$612,170	$546,965	$640,330

Total Corporate Bonds & Notes			$546,965	$640,330

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$46,070
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,367,060

Total Common Stocks			$5,138,965	$7,524,630

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$7,774,500
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$13,774,501

Total Restricted Securities			$11,835,030	$21,939,461

A summary of open financial instruments at July 31, 2014 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$181,310	$30,265	$211,575
Bank of America NA	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	625,256	(81,409)	543,847
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	461,017	(3,852)	457,165
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	410,530	(73,466)	337,064
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	410,530	(131,481)	279,049
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	910,508	(190,942)	719,566
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	410,530	(85,084)	325,446
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	910,509	(141,448)	769,061

Total			$40,350				$4,320,190	$(677,417)	$3,642,773

Centrally Cleared Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
ICE Clear Credit	Markit CDX North America High Yield Index	$25,000	5.00	%(1)	12/20/18	$(2,073,053)	$1,734,148	$(338,905)

						$(2,073,053)	$1,734,148	$(338,905)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $65,350,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$4,320,190	$—
Swap contracts (centrally cleared)	—	(338,905	)*

Total	$4,320,190	$(338,905)

*	Amount represents cumulative unrealized depreciation on centrally cleared swap contracts in the swap contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$4,440,314,268	$2,234,661	$4,442,548,929
Senior Floating-Rate Interests	—	397,763,585	—	397,763,585
Convertible Bonds	—	24,143,194	—	24,143,194
Commercial Mortgage-Backed Securities	—	10,813,032	—	10,813,032
Common Stocks	1,008,182	—	7,524,630	8,532,812
Convertible Preferred Stocks	4,965,783	40,149,866	—	45,115,649
Miscellaneous	1,342,838	331,096	13,774,501	15,448,435
Warrants	—	696,875	—	696,875
Short-Term Investments	—	99,170,201	—	99,170,201
Total Investments	$7,316,803	$5,013,382,117	$23,533,792	$5,044,232,712
Swap Contracts	$—	$4,320,190	$—	$4,320,190
Total	$7,316,803	$5,017,702,307	$23,533,792	$5,048,552,902

Liability Description
Swap Contracts	$—	$(338,905)	$—	$(338,905)
Total	$—	$(338,905)	$—	$(338,905)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2014 is not presented.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014